Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information

16. Supplemental Cash Flow Information:

Supplemental cash flow information for 2011, 2012 and 2013 follows (in millions):

	Year ended December 31,
	2011	2012	2013
Supplemental information:

Acquired businesses:
Property and equipment	$1	$—	$—
Software products	21	12	1
Customer base	12	12	—
Goodwill	6	28	1
Other assets	—	1	—
Deferred income taxes	(5)	(3)	—
Purchase price obligations and debt assumed	(1)	1	—
Net current assets (liabilities) assumed	1	(11)	—

Cash paid for acquired businesses, net of cash acquired of $4 million and $2 million and $- million, respectively	$35	$40	$2